Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Subtotal	¥ 438,692		¥ 455,534		$ 61,789
Less: Accumulated depreciation	(411,963)		(417,644)		(58,024)
Property and equipment subject to depreciation	26,729		37,890		3,765
Construction in progress	48,736		47,292		6,864
Less: Impairment (Note 2(r))	(17,986)				(2,533)
Total	57,479		85,182		8,096
Depreciation expenses	11,895	$ 1,675	15,369	¥ 24,755
Computers and equipment
Property and equipment, net
Subtotal	113,569		119,600		15,996
Leasehold improvements
Property and equipment, net
Subtotal	109,142		119,069		15,372
Buildings
Property and equipment, net
Subtotal	4,109		4,109		579
Furniture and fixtures
Property and equipment, net
Subtotal	11,705		13,328		1,649
Vehicles
Property and equipment, net
Subtotal	4,864		6,875		685
Software
Property and equipment, net
Subtotal	195,303		192,553		$ 27,508
Depreciation Expense
Property and equipment, net
Depreciation expenses	¥ 11,895		¥ 15,369	¥ 24,755